Cash dividends received from subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiaries [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 1,088,210	₩ 1,150,208	₩ 833,195
Korea Hydro & Nuclear Power [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	543,072	635,200	446,399
Korea South-East Power [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	106,546	124,169	57,485
Korea Midland Power [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	54,305	23,073	16,580
Korea Western Power [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	66,992	36,238	22,749
Korea Southern Power [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	60,630	17,849	10,272
Korea East-West Power [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	94,430	67,906	25,280
KEPCO Engineering & Construction Company [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,765	5,069	14,574
KEPCO Plant Service & Engineering [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	15,607	39,911	40,584
KEPCO Nuclear Fuel [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	3,231	3,411	6,280
KEPCO KDN [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,352	3,392	4,046
KEPCO International HongKong [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,304	9,107	25,826
KEPCO International Philippines [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	44,906	61,862	32,891
KEPCO Ilijan Corporation [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	50,849	57,979	38,128
KEPCO Philippines Holdings [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	26,023	17,747	19,221
KEPCO Neimenggu International [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries		10,735	25,338
KOMIPO Global Pte [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries		10,432
Qatrana Electric Power Company [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	5,939	8,331	16,857
KOSPO Jordan [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries		1,095
KEPCO Energy Service Company [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries		294
EWP Philippines Corporation [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries			5,586
KEPCO Netherlands S3 B.V. [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries			1,382
PT. KOMIPO Pembangkitan Jawa Bali [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	3,188	3,222	3,169
KEPCO Netherlands J3 B.V. [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries		12,507	19,254
Gyeongju Wind Power [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries		₩ 679	₩ 1,294
Energy New Industry Specialized Investment Private Investment Trust [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	291
HI Carbon Professional Private Special Asset Investment Trust 1 [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11
KOSPO Power Services Limitada [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	425
Cogentrix Solar Services [Member]
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 344